Subsequent Events (Details)	May 02, 2025 shares	Mar. 17, 2025 shares	May 23, 2025 USD ($)	Apr. 05, 2025 HKD ($)	Apr. 03, 2025 USD ($)	Apr. 02, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Subsequent Events [Line Items]
Shares issued for awards		2,400,000
Short-term loan | $							$ 1,066,363
Interest rate							8.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted	2,000,000
Short-term loan			$ 320,513	$ 2,500,000	$ 576,923	$ 4,500,000